Cover	Dec. 21, 2023
Document Information Line Items
Entity Registrant Name	AIRSHIP AI HOLDINGS, INC.
Entity Central Index Key	0001842566
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 21, 2023
Entity Ex Transition Period	false
Entity File Number	001-40222
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-4974766
Entity Address Address Line 1	8210 154th Ave NE
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	877
Local Phone Number	462-4250
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (“Form 8-K/A”) is being filed by Airship AI Holdings, Inc. (the “Company”) solely for the purpose of filing an amended version of Exhibit 99.1 that was originally filed with the Current Report on Form 8-K filed on December 28, 2023 (the “Original Form 8-K”). The unaudited pro forma condensed combined financial information filed as Exhibit 99.1 to the Original Form 8-K has been corrected in this Form 8-K/A to classify a portion of the Earnout Shares (as defined therein) as a liability.
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	AISP
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information Line Items
Security 12b Title	Warrants
Trading Symbol	AISPW
Security Exchange Name	NASDAQ